Summary of Significant Accounting Policies (Details) - Schedule of balance of non-controlling interest	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Summary of Significant Accounting Policies (Details) - Schedule of balance of non-controlling interest [Line Items]
Total	¥ (2,428,070)	$ (348,630)	¥ (117,244)
TYPHK [Member]
Summary of Significant Accounting Policies (Details) - Schedule of balance of non-controlling interest [Line Items]
Total	(72,220)	(10,370)	(62,187)
JYD SHWL [Member]
Summary of Significant Accounting Policies (Details) - Schedule of balance of non-controlling interest [Line Items]
Total	(890,560)	(127,869)	(55,057)
JYD YCK [Member]
Summary of Significant Accounting Policies (Details) - Schedule of balance of non-controlling interest [Line Items]
Total	¥ (1,465,290)	$ (210,391)